Contingencies and Commitments (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss Contingencies [Line Items]
Lease expense	$ 205	$ 190	$ 172
Recall Matters
Loss Contingencies [Line Items]
Estimate of possible loss	$ 144